Dividends on ordinary shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022		Dec. 30, 2021 [1]	Jun. 30, 2021
Dividends on ordinary shares [Abstract]
Ordinary shares	£ 200	[1]	£ 781	£ 694	[2]
Preference shares	15	[1]	£ 27	13	[2]
Total	£ 215			£ 707

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.